Property, plant and equipment - Schedule of reconciliation of property, plant and equipment (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	£ 1,262
Ending balance, Property, plant and equipment	£ 1,546	£ 1,262
Lease, extension period	91 years
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	£ 3,287	3,449
Additions	149	112
Disposals	(72)	(204)
Exchange and other movements	250	(70)
Ending balance, Property, plant and equipment	3,614	3,287
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	(2,025)	(2,070)
Depreciation charge	(166)	(177)
Impairment charge	0	(13)
Disposals	63	197
Exchange and other movements	60	38
Ending balance, Property, plant and equipment	(2,068)	(2,025)
Property, plant and equipment | Investment property
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	2
Ending balance, Property, plant and equipment	9	2
Property, plant and equipment | Investment property | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	2	5
Additions	9	0
Disposals	(2)	(3)
Exchange and other movements	0	0
Ending balance, Property, plant and equipment	9	2
Property, plant and equipment | Investment property | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	0	0
Depreciation charge	0	0
Impairment charge	0	0
Disposals	0	0
Exchange and other movements	0	0
Ending balance, Property, plant and equipment	0	0
Property, plant and equipment | Property
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	762
Ending balance, Property, plant and equipment	811	762
Property, plant and equipment | Property | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	1,540	1,624
Additions	70	18
Disposals	(14)	(12)
Exchange and other movements	28	(90)
Ending balance, Property, plant and equipment	1,624	1,540
Property, plant and equipment | Property | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	(778)	(782)
Depreciation charge	(42)	(47)
Impairment charge	0	0
Disposals	14	9
Exchange and other movements	(7)	42
Ending balance, Property, plant and equipment	(813)	(778)
Property, plant and equipment | Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	252
Ending balance, Property, plant and equipment	213	252
Property, plant and equipment | Equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	942	1,039
Additions	58	85
Disposals	(47)	(186)
Exchange and other movements	(15)	4
Ending balance, Property, plant and equipment	938	942
Property, plant and equipment | Equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	(690)	(775)
Depreciation charge	(73)	(78)
Impairment charge	0	0
Disposals	40	185
Exchange and other movements	(2)	(22)
Ending balance, Property, plant and equipment	(725)	(690)
Right of use assets
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	246
Ending balance, Property, plant and equipment	513	246
Right of use assets | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	803	781
Additions	12	9
Disposals	(9)	(3)
Exchange and other movements	237	16
Ending balance, Property, plant and equipment	1,043	803
Right of use assets | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance, Property, plant and equipment	(557)	(513)
Depreciation charge	(51)	(52)
Impairment charge	0	(13)
Disposals	9	3
Exchange and other movements	69	18
Ending balance, Property, plant and equipment	£ (530)	£ (557)